Statements of Changes in Stockholders' Equity (Parentheticals)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Statement of Stockholders' Equity [Abstract]
Sponsor per share | $ / shares	$ 0.006
Forfeiture shares | shares	920,000
Anchor investor | $	$ 920,000
Sale per unit | $ / shares	$ 10.00
Sale of Private Placement | $	$ 5,700,000
Private Placement Warrants | shares	1.00